Submission	May 26, 2026
Submission [Line Items]
Central Index Key	0002100319
Registrant Name	Dawson Private Markets Evergreen Fund
Registration File Number	333-292194
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A